Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	CALVERT IMPACT FUND INC
Central Index Key	0001121624
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019
Entity Inv Company Type	N-1A
Calvert Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	CCVAX
Calvert Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	CSCCX
Calvert Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	CSVIX
Calvert Small-Cap Fund | Class R6
Risk/Return:
Trading Symbol	CALRX
Calvert Global Energy Solutions Fund | Class A
Risk/Return:
Trading Symbol	CGAEX
Calvert Global Energy Solutions Fund | Class C
Risk/Return:
Trading Symbol	CGACX
Calvert Global Energy Solutions Fund | Class I
Risk/Return:
Trading Symbol	CAEIX
Calvert Global Water Fund | Class A
Risk/Return:
Trading Symbol	CFWAX
Calvert Global Water Fund | Class C
Risk/Return:
Trading Symbol	CFWCX
Calvert Global Water Fund | Class I
Risk/Return:
Trading Symbol	CFWIX
Calvert Green Bond Fund | Class A
Risk/Return:
Trading Symbol	CGAFX
Calvert Green Bond Fund | Class I
Risk/Return:
Trading Symbol	CGBIX
Calvert Green Bond Fund | Class R6
Risk/Return:
Trading Symbol	CBGRX